S000001149 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	261 Months Ended	267 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Universal Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		2.04%	0.06%	1.73%	3.45%
Bloomberg U S Corporate High Yield Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.19%	4.19%	5.16%	7.78%
I
Prospectus [Line Items]
Average Annual Return, Percent		6.55%	3.98%	4.34%	6.66%
Performance Inception Date					Mar. 31, 2003
M
Prospectus [Line Items]
Average Annual Return, Percent		6.17%	3.72%	4.08%		7.08%
Performance Inception Date						Sep. 30, 2002
M | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.40%	1.62%	2.18%		4.31%
Performance Inception Date						Sep. 30, 2002
M | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.62%	1.93%	2.28%		4.41%
Performance Inception Date	[1]					Sep. 30, 2002

[1]
The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon sale of Fund shares immediately after the relevant period.